Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Operating activities
Net loss	$ (1,245,393)	$ (2,832,864)	$ (2,362,239)
Items not affecting cash:
Amortization of property and equipment	27,735	3,175	3,922
Amortization of patents	8,123	152,962	156,960
Impairment of patents		223,143
Bad debt expense			10,000
Accretion expense	1,099,818	1,517,436	2,039,344
Accrued interest on convertible debentures	285,679	164,243	125,328
Convertible debenture interest converted	21,160	63,409	47,435
Loss on conversion of convertible debentures	96,484	101,919	63,852
Gain on revaluation of derivative liabilities	(771,920)	(343,436)	(1,094,718)
Gain on extinguishment of convertible debentures	(127,409)	(646)	(399,191)
Shares issued for financing costs	7,500	21,000
Stock-based compensation			140,612
Loss on disposal of property and equipment		5,000	220
Foreign exchange loss (gain)	78,004	(136,606)	(87,033)
Adjustments for increase (decrease) in other operating payables	(520,219)	(1,061,265)	(1,355,508)
Net changes in non-cash working capital:
Decrease in development costs receivable		81,841	324,016
Decrease (increase) in prepaid expenses and other receivables	(10,670)	1,980	33,582
Increase (decrease) in trade payables and other liabilities	(229,683)	(4,993)	(341,399)
Cash flows used in operating activities	(760,572)	(982,437)	(1,339,309)
Investing activity
Purchase of property and equipment			(3,548)
Patents			(121,603)
Cash flows used in investing activity			(125,151)
Financing activities
Repayment of lease liability	(11,423)
Proceeds from long-term debt	30,269
Private placements of shares for cash	425,789	212,968	866,200
Proceeds from issuance of convertible debentures	612,279	780,891	1,457,983
Repayments of convertible debentures	(150,920)	(172,198)	(662,080)
Cash flows provided by financing activities	905,995	821,661	1,662,103
Net change in cash	145,423	(160,776)	197,643
Cash - beginning of year	46,056	206,832	9,189
Cash - end of year	191,479	46,056	206,832
Supplemental cash flow information
Interest paid (classified in operating activities)	155,690	353,214	322,930
Interest paid on non-convertible debt	8,081
Interest paid on lease liability	14,081
Income taxes paid	0	0	0
Carrying amount of convertible debentures converted into common shares	762,847	$ 1,636,825	1,205,130
Shares issued on settlement of accounts payable	$ 24,826		$ 13,379